Financial Instruments - Fair Values and Risk Management - Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 20,320	€ 20,322
Total financial assets	69,568	71,255
Long-term borrowings	23,095	14,188
Lease liabilities	49,443	57,750	€ 62,327
Trade payables	5,280	5,444
Total financial liabilities	185,922	195,873
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	21,643	23,384
Cash and cash equivalents	18,225	16,224
Total financial assets	39,868	39,608
Long-term borrowings	3,253	216
Lease liabilities	35,374	41,604
Bank overdraft and short-term borrowings	11,500	10,336
Trade payables	19,059	21,355
Total financial liabilities	€ 69,186	€ 73,511